Tax - Tax charge (Details) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Charge for the year		£ (1,373)	£ (1,611)	£ (1,036)
(Under)/over provision in respect of prior years		(123)	100	31
Total current tax		(1,496)	(1,511)	(1,005)
Deferred tax
(Charge)/credit or the year		(281)	47	(185)
UK tax rate change impact			(10)	165
Net increase in the carrying value of deferred tax assets in respect of UK, RoI and Netherlands losses		385	267	12
(Under)/over provision in respect of prior years		(42)	(68)	17
Tax charge for the year		£ (1,434)	£ (1,275)	£ (996)	[1]
UK corporation tax	25.00%	23.50%	19.00%	19.00%

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.